Intangible Assets, Net (Details) - Schedule of Intangible Asset, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Asset, Net [Abstract]
Purchased software	$ 306	$ 311
Less: accumulated amortization	(306)	(217)
Intangible assets, net		$ 94